Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [abstract]
Intangible assets	Intangible assets
10.1.    Accounting policy
10.1.1.    Initial recognition
Certain direct development costs associated with internally developed software and software enhancements of the Group’s technology platform are capitalized. Capitalized costs, which occur post determination by management of technical feasibility, include external services and internal payroll costs. These costs are recorded as intangible assets along the development phase. Research and pre-feasibility development costs, as well as maintenance and training costs, are charged to profit or loss when incurred.
Separately acquired intangible assets are measured at cost on initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at the acquisition date.
10.1.2.    Subsequent recognition
The useful lives of intangible assets are assessed as finite or indefinite. As of December 31, 2022 the Group holds only trademarks and patents and goodwill as indefinite life intangible assets. Intangible assets with finite useful lives are amortized over their estimated useful lives on a straight-line basis. Intangible assets with indefinite lives are not amortized. In both cases the intangible asset is tested for impairment whenever there is an indication that their carrying amount may not be recovered. For intangible assets with indefinite live, the impairment test is annually mandatory.
The carrying amount of an intangible asset is composed by their cost net of accumulated amortization and any impairment losses recognized.
The useful life and the method of amortization for intangible assets with finite lives are reviewed at least at the end of each fiscal year or when a change in the use pattern of the asset is identified. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates, with prospective effects.
The amortization of intangible assets with definite lives is recognized in profit or loss in the expense category consistent with the use of intangible assets.
Gains and losses resulting from the disposal or derecognition of intangible assets are measured as the difference between the net disposal proceeds (if any) and their carrying amount and are recognized in profit or loss.
10.1.3.    Impairment test
The Group performs the impairment test of the assets in the scope of IAS 36 when (i) it observes an indication that an asset may be impaired or (ii) annually, whenever the entity has non-ready-to-use assets or goodwill. Assets of the Group subject to IAS 36 are intangible assets (including goodwill), property and equipment and investments in associates.
Assets are tested individually, whenever possible, or allocated to Cash Generating Units (“CGUs”) or groups of CGUs. For the purpose of goodwill impairment testing, goodwill is allocated to the CGU or groups of CGUs, that are expected to benefit from the synergies of the business combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those CGU or groups of CGUs.
The impairment test consists in the comparison between (i) the carrying amount of the asset, CGU, or group of CGUs and (ii) its recoverable amount. The recoverable amount of an asset, CGU or groups of CGUs is the higher of (i) their fair value less costs of disposal and (ii) their value in use. If the carrying amount exceeds the recoverable amount an impairment loss is recognized.
In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Impairment losses of continuing operations are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset. Impairment losses can be reversed in future periods, except impairment losses of goodwill.
See Note 10.4 for details in the model and key assumptions adopted in the annual goodwill impairment test.
10.2.    Significant judgments, estimates and assumptions
10.2.1.    Estimated useful lives
The useful lives for the intangible assets are presented below:

Estimated useful lives (years)

Software	3 – 10
Customer relationship	2 – 34.5
Trademarks and patents	7 – 30.90
Non-compete agreement	5
Licenses	1 – 5
The Group reviewed the useful lives of its intangible assets in 2022. In June 2022, the Group verified a change in the consumption pattern of certain Software internally generated, adjusting the useful lives of those assets from 3 years to 4 or 10 years, depending on the technology characteristics. The effect of the mentioned change was treated as a change in an estimate in accordance with IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors as required by IAS 38 – Intangible Assets and therefore should be applied prospectively. The change resulted in a decrease of R$28,783 in the amortization expense in the consolidated statement of profit or loss for the period ended December 31, 2022.
10.2.2.    Value in use calculation in the impairment test
The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are the most relevant for the impairment test of goodwill recognized by the Group.
10.3.    Changes in Intangible assets

	Balance at 12/31/2021 (Recasted)	Additions	Disposals	Transfers	Effects of hyperinflation (IAS 29)	Effects of changes in foreign exchange rates (IAS 21)	Business combination	Balance at 12/31/2022

Cost
Goodwill - acquisition of subsidiaries	5,591,489	—	(22,774)	—	—	(12,111)	90,817	5,647,421
Customer relationship	1,747,444	21,075	(4,015)	—	—	(152)	29,053	1,793,405
Trademarks and patents(a)	262,036	—	—	—	—	—	288,964	551,000
Software	1,066,470	207,086	(170,997)	17,117	1,754	(4,480)	45,361	1,162,311
Non-compete agreement	26,024	—	—	—	—	—	—	26,024
Operating license	12,443	—	(6,073)	—	—	(696)	—	5,674
Software in progress	43,960	43,115	(3,138)	(17,117)	—	—	—	66,820
Right-of-use assets - Software	72,463	16,728	(937)	—	—	—	—	88,254
	8,822,329	288,004	(207,934)	—	1,754	(17,439)	454,195	9,340,909
Amortization
Customer relationship	(217,090)	(73,897)	9,650	—	—	3,305	—	(278,032)
Trademarks and patents(a)	(6,908)	(3,908)	—	—	—	—	—	(10,816)
Software	(264,399)	(174,358)	100,754	—	—	68	—	(337,935)
Non-compete agreement	(1,106)	(6,645)	—	—	—	—	—	(7,751)
Operating license	(10,854)	(3,801)	6,073	—	—	2,474	—	(6,108)
Right-of-use assets - Software	(44,454)	(24,304)	823	—	—	—	—	(67,935)
	(544,811)	(286,913)	117,300	—	—	5,847	—	(708,577)

Intangible assets net	8,277,518	1,091	(90,634)	—	1,754	(11,592)	454,195	8,632,332

(a) As of December 31, 2022, the amount of R$ 214,728 refers to indefinite useful-life Trademarks and patents.

	Balance at 12/31/2020	Additions	Disposals	Transfers	Effects of hyperinflation (IAS 29)	Effects of changes in foreign exchange rates (IAS 21)	Business combination	Balance at 12/31/2021 (Recasted)
Cost
Goodwill - acquisition of subsidiaries	654,044	349	(8,630)	—	—	46	4,945,680	5,591,489
Customer relationship	268,640	2,150	—	—	—	(154)	1,476,808	1,747,444
Trademarks and patents(a)	12,043	1,549	(13)	—	—	—	248,457	262,036
Software	314,713	204,316	(18,660)	25,167	368	(1,435)	542,001	1,066,470
Non-compete agreement	1,659	—	—	—	—	—	24,365	26,024
Licenses for use - payment arrangements	(11,435)	15,104	—	(3,669)	—	—	—	—
Operating license	5,674	—	—	—	—	(352)	7,121	12,443
Exclusivity right	38,827	—	—	—	—	—	(38,827)	—
Software in progress	38,816	35,552	(8,910)	(21,498)	—	—		43,960
Right-of-use assets - Software	66,837	5,626	—	—	—	—	—	72,463
	1,389,818	264,646	(36,213)	—	368	(1,895)	7,205,605	8,822,329
Amortization
Customer relationship	(164,080)	(53,114)	—	—	—	104	—	(217,090)
Trademarks and patents(a)	(9,649)	2,741	—	—	—	—	—	(6,908)
Software	(153,174)	(109,836)	1,212	(2,867)	—	266	—	(264,399)
Non-compete agreement	(1,106)	—	—	—	—	—	—	(1,106)
Licenses for use - payment arrangements	(1,924)	(943)	—	2,867	—	—	—	—
Operating license	(5,342)	(5,790)	—	—	—	278	—	(10,854)
Exclusivity right	(647)	647	—	—	—	—	—	—
Right-of-use assets - Software	(14,010)	(30,444)	—	—	—	—	—	(44,454)
	(349,932)	(196,739)	1,212	—	—	648	—	(544,811)

Intangible assets, net	1,039,886	67,907	(35,001)	—	368	(1,247)	7,205,605	8,277,518

(a) As of December 31, 2021, the amount of R$ 202,140 refers to indefinite useful-life Trademarks and patents.
10.4.    Impairment test
As of December 31, 2022, and 2021, there were no indicators of impairment of finite-life intangible assets.
The Group performs its annual mandatory impairment test by testing the impairment of the CGUs (or groups of CGUs) that contain goodwill and / or indefinite useful-life intangible assets. In 2021, the group had six different CGUs, considering relevant factors such as the Group’s management structure and the acquisition of Linx. During 2022, the Group began to be managed and monitored considering two segments, namely Financial Services and Software. From this scenario, the identification of CGUs was reviewed by the Group considering the synergy of the software companies and if the cash flows of one CGU are largely independent of other CGUs. In face of that, on November 30, 2022, the Group defined five different CGUs, as follows:

CGU	Description	Goodwill allocated (as of November 30, 2022)	Indefinite useful-life intangible assets allocated (as of November 30, 2022)

CGU 1 – Financial services	Companies related to financial solutions are included in this CGU. The Group considers these companies as a CGU due to the integrated financial solutions provided by them, as capture, processing, transmission, and financial liquidation of transactions with debit and credit card, among other services. This CGU includes operating companies and their respective holding companies.	444,140	14,497

CGU 2 – Financial assets register(a)	This CGU comprises only TAG, whose activity is related to financial assets registration. Due to the specific service provided by this company and its independence of the other Group’s companies, the Group considers TAG as a separate CGU.	-	-

CGU 3 – Software(b)	In this CGU are included the technology companies that aim to provide new offers to customers related to the technology platform of the Group. This CGU includes operating companies and their respective holding companies.	5,157,083	214,219

CGU 4 – Pinpag	This CGU comprises only Pinpag, provider of financial solutions in electronic means of payment. Due to the independence of the other Group’s companies, the Group considers Pinpag as a separate CGU.	44,535	3,057

CGU 5 – Cappta(a)	This CGU comprises only Cappta, whose activity is related to customized financial solutions to customers as installment and financing. Due to the independence of the other Group’s companies, the Group considers Cappta as a separate CGU.	-	-

(a) Despite being separate CGU’s, TAG and Cappta have no goodwill or and / or indefinite useful-life intangible assets.
(b) The amount of goodwill reflects the final purchase-price allocation of Reclame Aqui, concluded in December 31,2022.

The Group performed its annual impairment test as of November 30, 2022 and as of December 31, 2021 which did not result in the need to recognize impairment losses on the carrying amount of any of the CGUs. As from 2022 we changed the date of the mandatory annual impairment test for goodwill and indefinite useful-life intangible assets from December 31 to November 30 in order to better align the date with the timing of our financial budgeting and forecasting cycle and to allow more time to perform the test from the date of the test to the date of approval of our financial statements. In future years, we may further anticipate the timing of our financial budgeting and forecasting cycle which may impact the timing of the mandatory annual impairment test, however no earlier than September 30.
The recoverable amount of the Group’s CGUs as of November 30, 2022 and as of December 31, 2021 has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management, covering a period of 5 years in 2022, and from 5 to 10 years in 2021, depending on the characteristics of each CGU.
The key assumptions considered in value in use calculation are as follows:
•Average free cash flow to equity for the five years forecasted period.
•Average annual growth rate over the five years forecast period, based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts.
•Considered a pre-tax discount rate applied to discount future cash flows of between 12.2% and 14.4% (2021 – between 10.5% and 18%), based on long-term interest rate, country risk premium, industry adjusted beta and other variables.
•Considered a perpetuity growth rate of 6.0% (2021 – between 4.3% and 6.5%), based on long-term local inflation and real growth.
The Group carried out a sensitivity analysis of the impairment test considering four independent scenarios of key assumptions deterioration, as follows: (i) an increase of 100 basis points in the pre-tax discount rate; (ii) a decrease of 50 basis points in the perpetuity rate applied after the last year of projected free cash flow; (iii) a decrease of 1000 basis points in the average annual growth of the free cash flow over the five-year forecasted period; and (iv) a decrease of 10% in the value of the expected synergies between the CGU 1 – Financial services and the CGU 3 – Software. The sensitivity analysis would not result in an impairment loss on the CGUs carrying amounts, except for the CGU 3 – Software in the scenarios described as follows.
The recoverable amount of the CGU 3 – Software exceeds it carrying amount by R$481,202. The Group would recognize an impairment loss of R$693,776 on goodwill allocated to this CGU if the pre-tax discount rate increased from 12.2% to 13.2%. A pre-tax discount rate up to 12.5% would not result in an impairment loss. The Group would recognize an impairment loss of R$28,071 on this CGU with a reduction of the perpetuity rate from 6.0% to 5.5%. A perpetuity rate up to 5.53% would not result in an impairment loss. The Group would recognize an impairment loss of R$84,776 on this CGU if the average annual growth of the free cash flow is reduced by 1000 basis points. A decrease up to 850 basis points in the average annual growth of the free cash flow would not result in an impairment loss.